Accumulated Other Comprehensive Loss (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Changes in the components of accumulated other comprehensive loss
Cash Flow Hedges, Beginning Balance	$ 75	$ 296	$ (157)
Foreign Currency Translation, Beginning Balance	136	53	129
Total, Beginning Balance	(168)	(80)	(121)
Cash Flow Hedges, Pre-income tax amount	488	262	714
Foreign Currency Translation, Pre-income tax amount	29	83	(76)
Total, Pre-income tax amount	434	395	74
Cash Flow Hedges, Income tax (provision) benefit	(185)	(99)	(270)
Total, Income tax (provision) benefit	(158)	(115)	(59)
Net reclassification into earnings of derivative instrument gains, Cash Flow Hedge	(211)	(384)	11
Total, Amortization included in net periodic benefit expense	32	39	15
Total, income tax provision on amortization	(11)	(16)	(5)
Cash Flow Hedges, Other Comprehensive Income, Net of Tax	92	(221)	455
Foreign Currency Translation, Other Comprehensive Income, Net of Tax	29	83	(76)
Total other comprehensive income/loss	86	(81)	36
Cash Flow Hedges, Allocation of other comprehensive income (loss) to noncontrolling interests			(2)
Total, Allocation of other comprehensive income (loss) to noncontrolling interests		(7)	5
Cash Flow Hedges, Ending Balance	167	75	296
Foreign Currency Translation, Ending Balance	165	136	53
Total, Ending Balance	(82)	(168)	(80)
Accumulated Other Comprehensive Loss (Textuals) [Abstract]
Cash flow Hedge, Income tax benefit on Net reclassification into earnings of derivative instrument gains	131	234	7
Pension Benefits [Member]
Changes in the components of accumulated other comprehensive loss
Prior Service Cost, Beginning Balance	(3)	(3)	(4)
Net Actuarial Gain (Loss), Beginning Balance	(388)	(434)	(97)
Net Actuarial Gain (Loss), Pre-Income tax amount	(71)	44	(565)
Net Actuarial Gain (Loss), Income tax (provision) benefit	24	(17)	213
Prior Service Cost, Amortization included in net periodic benefit expense	1	1	1
Net Actuarial Gain (Loss), Amortization included in net periodic benefit expense	35	42	13
Prior Service Cost, Income tax (provision) benefit on amortization		(1)
Total, income tax provision on amortization	(13)	(16)	(5)
Prior Service Cost, Other Comprehensive Income, Net of Tax	1		1
Net Actuarial Gain (Loss), Other Comprehensive Income, Net of Tax	(25)	53	(344)
Net Actuarial Gain (Loss), Allocation of other comprehensive income (loss) to noncontrolling interests		(7)	7
Prior Service Cost, Ending Balance	(2)	(3)	(3)
Net Actuarial Gain (Loss), Ending Balance	(413)	(388)	(434)
Other Postretirement Benefits [Member]
Changes in the components of accumulated other comprehensive loss
Prior Service Cost, Beginning Balance	10	6	(3)
Net Actuarial Gain (Loss), Beginning Balance	2	2	11
Net Actuarial Gain (Loss), Pre-Income tax amount	(12)	(1)	(15)
Prior Service Cost, Pre-Income tax amount		7	16
Net Actuarial Gain (Loss), Income tax (provision) benefit	3	1	6
Prior Service Cost, Income tax (provision) benefit			(8)
Prior Service Cost, Amortization included in net periodic benefit expense	(5)	(4)	1
Net Actuarial Gain (Loss), Amortization included in net periodic benefit expense	1
Prior Service Cost, Income tax (provision) benefit on amortization	2	1
Prior Service Cost, Other Comprehensive Income, Net of Tax	(3)	4	9
Net Actuarial Gain (Loss), Other Comprehensive Income, Net of Tax	(8)		(9)
Prior Service Cost, Ending Balance	7	10	6
Net Actuarial Gain (Loss), Ending Balance	$ (6)	$ 2	$ 2